CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
ASSETS
Cash and cash equivalents	$ 207,834	$ 162,159	$ 112,229	$ 96,333
Time deposits with original maturities over three months	49,650	28,334
Prepaid expenses	594	868
Total current assets	806,640	729,893
Total assets	983,686	926,695
LIABILITIES AND STOCKHOLDERS' EQUITY
Accrued payroll and related expense	11,982	10,601
Accrued liabilities	31,299	24,426
Total current liabilities	374,596	398,891
Long term loan	20,551	14,978
Total Liabilities	398,301	434,637
Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized, and 57,554,824 shares issued and outstanding	58	58
Additional paid-in capital	192,768	173,765
Retained earnings	318,441	252,351
Accumulated other comprehensive income	37,585	39,013
Total equity	585,385	492,058	415,475	339,285
Total liabilities and equity	983,686	926,695
Parent Company [Member]
ASSETS
Cash and cash equivalents	8,437	0	$ 0	$ 0
Time deposits with original maturities over three months	14,721	0
Amounts due from subsidiaries	114,311	147,975
Prepaid expenses	50	56
Total current assets	137,519	148,031
Investments in subsidiaries	532,136	373,682
Total assets	669,655	521,713
LIABILITIES AND STOCKHOLDERS' EQUITY
Accrued payroll and related expense	18	11
Accrued liabilities	323	1
Amounts due to subsidiaries	70,642	33,227
Total current liabilities	70,983	33,239
Long term loan	19,572	0
Total Liabilities	90,555	33,239
Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized, and 57,554,824 shares issued and outstanding	58	58
Additional paid-in capital	192,768	173,765
Retained earnings	348,689	275,639
Accumulated other comprehensive income	37,585	39,012
Total equity	579,100	488,474
Total liabilities and equity	$ 669,655	$ 521,713